Fair Value Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures

12. Fair Value Disclosures

ASC 820, Fair Value Measurement, defines fair value as the price that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at measurement date and requires assets and liabilities carried at fair value to be classified and disclosed in the following three categories:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are inactive; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets at measurement date.

Level 3—Valuations derived from techniques where one or more significant inputs or significant value drivers are unobservable in active markets at measurement date.

The following table presents carrying values and estimated fair values of financial instruments (in thousands):

		September 30, 2014		December 31, 2013
			Fair		Fair
	Hierarchy	Carrying	Value	Carrying	Value
6.875% senior notes (1)	Level 2	$198,557	$203,571	$—	$—
Land development notes (1)	Level 2	$5,740	$5,723	$1,500	$1,490
Insurance premium notes (1)	Level 2	$5,682	$5,682	$—	$—
Capital lease obligations (1)	Level 2	$69	$69	$—	$—
Earnout liability(2)	Level 3	$2,768	$2,768	$—	$—

(1)	Estimated fair values as of September 30, 2014 and December 31, 2013 were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.
(2)

Recognized in connection with the acquisition of Grand View on August 12, 2014.  A Monte Carlo model was used to value the earnout by simulating earnings, applying the terms of the earnout in each simulated path, determining the average payment in each year across all the trials of the simulation, and calculating the sum of the present values of the payments in each year. The primary inputs and key assumptions of this Monte Carlo model included a range of forecasted revenue and gross margin scenarios which increased and decreased by 10.1% from our base case and discount rates ranging from 5.1% to 6.3%.

The carrying amount of cash and cash equivalents approximates fair value. Nonfinancial assets and liabilities include items such as inventory and long-lived assets that are measured at fair value when acquired and resulting from impairment, if deemed necessary.

12. Fair Value Disclosures

ASC 820, Fair Value Measurement, defines fair value as the price that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at measurement date and requires assets and liabilities carried at fair value to be classified and disclosed in the following three categories:

Level 1 – Quoted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are inactive; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets at measurement date.

Level 3 – Valuations derived from techniques where one or more significant inputs or significant value drivers are unobservable in active markets at measurement date.

The following table presents carrying values and estimated fair values of financial instruments (in thousands):

		December 31, 2013,		December 31, 2012,
	Hierarchy	Carrying	Fair Value	Carrying	Fair Value
Notes payable(1)	Level 2	$1,500	$1,490	$33,206	$32,145
Subordinated obligation(2)	Level 3	$—	$—	$11,244	$23,605

(1) Estimated fair values of the notes payable at December 31, 2013 and 2012, were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.

(2) Estimated fair value of the subordinated obligation at December 31, 2012, was based on the subsequent private placement offering completed by the Company and its price of $20 per common stock share.

The carrying amount of cash and cash equivalents approximates fair value.  Nonfinancial assets and liabilities include items such as inventory and long-lived assets that are measured at fair value when acquired and resulting from impairment, if deemed necessary.